Schedule I Condensed Parent Company Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 3,168	$ 5,208	$ 5,699
Cash flows from investing activities
Purchases of available-for-sale securities	(1,026)	(4,392)	(1,063)
Expenditures for property, plant, and equipment	(5,817)	(4,021)	(3,107)
Payments to settle hedging activities	(152)	(132)	(26)
Proceeds from sales of available-for-sale securities	2,310	1,490	355
Proceeds from settlement of hedging activities	335	56	18
Cash received from disposition of interest in Aptina	6	1	105
Other	(81)	23	78
Net cash provided by (used for) investing activities	(3,068)	(6,232)	(2,902)
Cash flows from financing activities
Proceeds from issuance of debt	2,199	2,212	2,212
Proceeds from equipment sale-leaseback transactions	765	291	14
Proceeds from issuance of stock under equity plans	49	73	265
Repayments of debt	(870)	(2,329)	(3,843)
Cash paid to acquire treasury stock	(148)	(884)	(76)
Other	(148)	(128)	(125)
Net cash provided by (used for) financing activities	1,745	(718)	(1,499)
Effect of changes in currency exchange rates on cash and equivalents	8	(121)	(28)
Net increase (decrease) in cash and equivalents	1,853	(1,863)	1,270
Cash and equivalents at beginning of period	2,287	4,150	2,880
Cash and equivalents at end of period	4,140	2,287	4,150
Micron Technology, Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	836	996	888
Cash flows from investing activities
Purchases of available-for-sale securities	(859)	(1,799)	(1,047)
Expenditures for property, plant, and equipment	(651)	(609)	(392)
(Payments) proceeds on loans to subsidiaries, net	(550)	65	379
Cash paid for acquisitions	(216)	(57)	0
Payments to settle hedging activities	(155)	(135)	(27)
Cash contributions to subsidiaries	(111)	(151)	(121)
Proceeds from sales of available-for-sale securities	1,015	1,045	355
Proceeds from maturities of available-for-sale securities	582	536	202
Proceeds from settlement of hedging activities	337	78	23
Cash distributions from subsidiaries	47	33	227
Cash received from disposition of interest in Aptina	6	1	105
Other	66	(8)	65
Net cash provided by (used for) investing activities	(489)	(1,001)	(231)
Cash flows from financing activities
Proceeds from issuance of debt	1,993	2,050	1,750
Proceeds from equipment sale-leaseback transactions	216	0	0
Proceeds from issuance of stock under equity plans	49	73	265
Repayments of debt	(332)	(1,645)	(2,469)
Cash paid to acquire treasury stock	(148)	(884)	(76)
Payments of licensing obligations	(83)	(82)	(47)
Other	(47)	(35)	(32)
Net cash provided by (used for) financing activities	1,648	(523)	(609)
Effect of changes in currency exchange rates on cash and equivalents	0	0	(1)
Net increase (decrease) in cash and equivalents	1,995	(528)	47
Cash and equivalents at beginning of period	721	1,249	1,202
Cash and equivalents at end of period	$ 2,716	$ 721	$ 1,249